Real Estate Investments Real Estate Investments (Schedule of Annualized Rental Income by Major Tenants) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dollar General [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage	13.40%	43.40%
FedEx [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage	11.10%	16.20%
Walgreens [Member]
Real Estate Properties [Line Items]
Annualized rental income, Percentage		27.90%